TAX-FREE FIXED INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2026

Face Amount		Issuer	Cusip	Coupon	Maturity Date	Value

Puerto Rico Agencies Bonds and Notes - 32.29% of net assets applicable to common shareholders, total cost of $16,704,194
$ 573,000	A	Puerto Rico Sales Tax	74529JPU	4.50%	07/01/34	$572,990
290,000	A	Puerto Rico Sales Tax	74529JPV	4.55%	07/01/40	288,868
2,127,000	A	Puerto Rico Sales Tax	74529JPW	4.75%	07/01/53	1,980,637
8,494,000	A	Puerto Rico Sales Tax	74529JPX	5.00%	07/01/58	8,074,796
2,944,000	A	Puerto Rico Sales Tax	74529JRH	4.33%	07/01/40	2,901,336
88,000	A	Puerto Rico Sales Tax	74529JRK	4.54%	07/01/53	78,638
2,406,000	A	Puerto Rico Sales Tax	74529JRL	4.78%	07/01/58	2,221,455

$ 16,922,000						$16,118,719

Puerto Rico Agencies Zero Coupons Bonds - 7.30% of net assets applicable to common shareholder, total cost of $3,401,032
$ 6,102,000	D	Puerto Rico Sales Tax	74529JQG	0.00%	07/01/46	$2,138,049
5,912,000	D	Puerto Rico Sales Tax	74529JQH	0.00%	07/01/51	1,507,767

$ 12,014,000						$3,645,816

Shares

Puerto Rico Preferred Stock - 13.49% of net assets applicable to common shareholders, total cost of $5,900,000
400,000	B	Universal Group Inc. Class B Cumulative Perpetual Monthly Income Preferred Stock	91358020	7.15%	Perpetual	$6,736,400

Face Amount

US Government, Agency and Instrumentalities - 50.01% of net assets applicable to common shareholders, total cost of $36,800,000
$ 7,700,000	C	Federal Farm Credit	3133ENVJ	4.85%	04/28/42	$7,523,408
1,500,000		Federal Farm Credit	3133ENG7	5.05%	08/18/42	$1,484,478
2,000,000		Federal Farm Credit	3133ENZH	5.48%	06/27/42	$1,969,442
3,000,000	C	Federal Home Loan Bank	3130ASWX	5.11%	08/15/42	$2,961,144
2,000,000	C	Federal Home Loan Bank	3130ATBZ	5.20%	09/28/37	$1,976,164
1,000,000		Federal Home Loan Bank	3130B37M	5.50%	10/07/44	$993,934
5,000,000		Federal Home Loan Bank	3130AJR9	2.20%	06/30/45	$3,061,990
5,000,000		Federal Home Loan Bank	3130B5QF	5.87%	04/10/45	$4,996,400

$ 27,200,000						$24,966,960

US Municipals - 9.32% of net assets applicable to common shareholders, total cost of $5,870,050
$ 4,370,000		State of Illinois General Obligations	452152GB	7.10%	07/01/35	$4,653,320

$ 4,370,000						$4,653,320

		Total investments (112.41% of net assets applicable to common shareholders)				$56,121,216
		Other Assets and Liabilities, net (-12.41% of net assets applicable to common shareholders)				(6,197,075)

		Net assets applicable to common shareholders - 100%				$49,924,141

Securities sold under reverse repurchase agreements - 37.59% of net assets applicable to common shareholders
$ 7,000,000		Reverse Repurchase Agreements with South Street Securities				$7,000,000

		3.85% due April 7, 2026

A

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

B

This security is a private placement and is valued by the Valuation Committee. Significant unobservable inputs were used in the valuation of this security, and it is classified as Level 3. See Note 1 for further information.

C	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

D	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.